Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disaggregation of Revenue [Line Items]
Revenues	$ 659	$ 553
TiO2
Disaggregation of Revenue [Line Items]
Revenues	510	414
Color Pigments
Disaggregation of Revenue [Line Items]
Revenues	80	67
Functional Additives
Disaggregation of Revenue [Line Items]
Revenues	38	35
Timber Treatment
Disaggregation of Revenue [Line Items]
Revenues	31	31
Water Treatment
Disaggregation of Revenue [Line Items]
Revenues	0	6
Europe
Disaggregation of Revenue [Line Items]
Revenues	321	268
North America
Disaggregation of Revenue [Line Items]
Revenues	162	123
Asia
Disaggregation of Revenue [Line Items]
Revenues	124	107
Other
Disaggregation of Revenue [Line Items]
Revenues	52	55
Titanium Dioxide
Disaggregation of Revenue [Line Items]
Revenues	510	414
Titanium Dioxide | TiO2
Disaggregation of Revenue [Line Items]
Revenues	510	414
Titanium Dioxide | Color Pigments
Disaggregation of Revenue [Line Items]
Revenues	0	0
Titanium Dioxide | Functional Additives
Disaggregation of Revenue [Line Items]
Revenues	0	0
Titanium Dioxide | Timber Treatment
Disaggregation of Revenue [Line Items]
Revenues	0	0
Titanium Dioxide | Water Treatment
Disaggregation of Revenue [Line Items]
Revenues	0	0
Titanium Dioxide | Europe
Disaggregation of Revenue [Line Items]
Revenues	264	214
Titanium Dioxide | North America
Disaggregation of Revenue [Line Items]
Revenues	96	74
Titanium Dioxide | Asia
Disaggregation of Revenue [Line Items]
Revenues	103	83
Titanium Dioxide | Other
Disaggregation of Revenue [Line Items]
Revenues	47	43
Performance Additives
Disaggregation of Revenue [Line Items]
Revenues	149	139
Performance Additives | TiO2
Disaggregation of Revenue [Line Items]
Revenues	0	0
Performance Additives | Color Pigments
Disaggregation of Revenue [Line Items]
Revenues	80	67
Performance Additives | Functional Additives
Disaggregation of Revenue [Line Items]
Revenues	38	35
Performance Additives | Timber Treatment
Disaggregation of Revenue [Line Items]
Revenues	31	31
Performance Additives | Water Treatment
Disaggregation of Revenue [Line Items]
Revenues	0	6
Performance Additives | Europe
Disaggregation of Revenue [Line Items]
Revenues	57	54
Performance Additives | North America
Disaggregation of Revenue [Line Items]
Revenues	66	49
Performance Additives | Asia
Disaggregation of Revenue [Line Items]
Revenues	21	24
Performance Additives | Other
Disaggregation of Revenue [Line Items]
Revenues	$ 5	$ 12